OTHER EXPLANATORY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
OTHER EXPLANATORY INFORMATION
Schedule of major subsidiaries
% equity and voting

Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
Fibrenoire Inc.	100.0%
4 Degrees Colocation Inc.	100.0%
SETTE Inc.	84.53%